Provisions For Liabilities	12 Months Ended
Dec. 31, 2010
Provisions For Liabilities [Abstract]
PROVISIONS FOR LIABILITIES

19.	PROVISIONS FOR LIABILITIES

An analysis of movements on provisions for liabilities is as follows:

	Claims,
	lawsuits and other	Other
	proceedings(i)	provisions	Total
	(millions)

Balance at January 1, 2009	$147	$27	$174
Net provisions made during the year	56	32	88
Utilised in the year	(30)	(14)	(44)
Foreign currency translation adjustment	5	3	8

Balance at December 31, 2009	$178	$48	$226
Net provisions made during the year	19	(7)	12
Utilised in the year	(50)	(7)	(57)
Foreign currency translation adjustment	(2)	—	(2)

Balance at December 31, 2010	$145	$34	$179

(i)	The claims, lawsuits and other proceedings provision includes E&O cases which represents management’s assessment of liabilities that may arise from asserted and unasserted claims for alleged errors and omissions that arise in the ordinary course of the Group’s business. Where some of the potential liability is recoverable under the Group’s external insurance arrangements, the full assessment of the liability is included in the provision with the associated insurance recovery shown separately as an asset. Insurance recoveries recognised at December 31, 2010 amounted to $15 million (2009: $63 million).